Other Operating Expense (Details) - Schedule of Other Operating Expense - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Schedule of Other Operating Expense [Abstract]
Taxes, duties and penalties	$ (62,263)
Miscellaneous expenses	(31,944)	(38,985)	(93,252)	(2,639)
Total other operating expense	$ (94,207)	$ (38,985)	$ (93,252)	$ (2,639)